Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 57.2%
Air Freight & Logistics - 1.4%
FedEx Corp.	25,000	$ 7,685,000
United Parcel Service, Inc., Class B	45,000	4,689,900
		12,374,900
Automobile Components - 1.1%
Lear Corp.	75,000	9,798,000
Banks - 1.6%
Citigroup, Inc.	52,000	6,887,400
Wells Fargo & Co.	85,000	7,348,250
		14,235,650
Biotechnology - 4.0%
AbbVie, Inc.	60,000	15,056,400
Amgen, Inc.	30,000	11,554,800
Gilead Sciences, Inc.	65,000	8,463,650
		35,074,850
Broadline Retail - 1.5%
Amazon.com, Inc. (A)	50,000	13,579,000
Capital Markets - 2.7%
Goldman Sachs Group, Inc.	18,000	18,330,840
Morgan Stanley	25,072	5,275,650
		23,606,490
Communications Equipment - 1.5%
Arista Networks, Inc. (A)	75,000	13,526,250
Consumer Finance - 1.7%
Capital One Financial Corp.	35,000	7,315,350
Synchrony Financial	100,000	7,579,000
		14,894,350
Consumer Staples Distribution & Retail - 1.2%
Target Corp.	75,000	10,836,750
Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc.	125,000	5,851,250
Electric Utilities - 3.0%
American Electric Power Co., Inc.	50,000	6,392,500
Duke Energy Corp.	60,000	7,525,800
Evergy, Inc.	59,300	4,922,493
Southern Co.	80,000	7,563,200
		26,403,993
Entertainment - 0.5%
Netflix, Inc. (A)	65,000	4,661,150
Ground Transportation - 0.2%
FedEx Freight Holding Co., Inc. (A)	12,500	1,756,625
Health Care Equipment & Supplies - 0.9%
Medtronic PLC	90,000	7,685,100
Health Care Providers & Services - 1.4%
Cigna Group	25,000	6,976,250
Quest Diagnostics, Inc.	25,100	5,848,551
		12,824,801
	Shares	Value
COMMON STOCKS (continued)
Hotel & Resort REITs - 0.4%
Ryman Hospitality Properties, Inc.	25,000	$ 3,341,250
Hotels, Restaurants & Leisure - 1.2%
Travel & Leisure Co.	145,000	11,022,900
Household Products - 1.2%
Procter & Gamble Co.	75,000	10,836,750
Independent Power & Renewable Electricity Producers - 0.8%
Vistra Corp.	50,000	7,409,500
Insurance - 1.4%
Allstate Corp.	30,000	7,922,400
American International Group, Inc.	60,000	4,714,800
		12,637,200
Interactive Media & Services - 5.5%
Alphabet, Inc., Class C	112,500	40,123,125
Meta Platforms, Inc., Class A	15,000	8,350,650
		48,473,775
IT Services - 1.5%
International Business Machines Corp.	60,000	13,419,000
Machinery - 0.4%
Cummins, Inc.	6,250	3,963,750
Mortgage Real Estate Investment Trusts - 0.7%
AGNC Investment Corp. (B)	550,000	5,863,000
Multi-Utilities - 1.6%
Dominion Energy, Inc.	130,000	8,992,100
Sempra	63,145	5,591,490
		14,583,590
Oil, Gas & Consumable Fuels - 1.7%
Chevron Corp.	20,000	3,936,600
ONEOK, Inc.	125,000	11,351,250
		15,287,850
Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co.	105,000	6,857,550
Merck & Co., Inc.	150,000	19,530,000
Pfizer, Inc.	325,000	8,128,250
		34,515,800
Retail REITs - 0.6%
Realty Income Corp.	78,350	5,004,215
Semiconductors & Semiconductor Equipment - 4.3%
Broadcom, Inc.	50,000	19,464,000
Micron Technology, Inc.	2,000	1,646,060
NVIDIA Corp.	85,000	17,063,750
		38,173,810
Software - 2.5%
Microsoft Corp.	47,500	22,074,200
Specialized REITs - 2.5%
Equinix, Inc.	3,500	3,567,480
Gaming & Leisure Properties, Inc.	60,000	2,687,400
Transamerica Funds

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Specialized REITs (continued)
Iron Mountain, Inc.	58,950	$ 7,210,764
Lamar Advertising Co., Class A	54,250	8,677,830
		22,143,474
Specialty Retail - 0.7%
Dick's Sporting Goods, Inc.	15,000	2,938,650
Home Depot, Inc.	9,000	2,987,640
		5,926,290
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	75,000	23,168,250
Hewlett Packard Enterprise Co.	55,000	2,634,500
		25,802,750
Total Common Stocks (Cost $321,393,463)		507,588,263

	Principal	Value
CORPORATE DEBT SECURITIES - 37.9%
Aerospace & Defense - 0.8%
Bombardier, Inc.
7.25%, 07/01/2031 (C)	$ 825,000	859,296
TransDigm, Inc.
6.38%, 05/31/2033 (C)	2,500,000	2,499,367
7.13%, 12/01/2031 (C)	4,000,000	4,125,760
		7,484,423
Automobile Components - 1.6%
American Axle & Manufacturing, Inc.
7.75%, 10/15/2033 (B)(C)	3,000,000	2,954,166
Cooper Tire & Rubber Co. LLC
7.63%, 03/15/2027	5,200,000	5,200,000
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.13%, 04/15/2031 (C)	3,100,000	3,072,503
Garrett Motion Holdings, Inc./Garrett LX I SARL
7.75%, 05/31/2032 (C)	3,150,000	3,274,258
		14,500,927
Automobiles - 0.6%
Jaguar Land Rover Automotive PLC
5.88%, 01/15/2028 (C)	1,750,000	1,746,471
JB Poindexter & Co., Inc.
8.75%, 12/15/2031 (C)	3,100,000	3,194,113
		4,940,584
Banks - 1.6%
Bank of Montreal
Fixed until 11/26/2034, 7.30% (D), 11/26/2084	3,000,000	3,104,361
Barclays PLC
Fixed until 03/15/2035 (E), 7.63% (B)(D)	200,000	206,724
Citigroup, Inc.
Fixed until 02/15/2030 (E), 6.95% (D)	1,500,000	1,513,234
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citigroup, Inc. (continued)
Fixed until 08/15/2029 (E), 7.13% (D)	$ 3,000,000	$ 3,051,090
Fixed until 11/15/2028 (E), 7.63% (D)	1,000,000	1,037,792
FNB Corp.
Fixed until 12/11/2029, 5.72% (D), 12/11/2030	1,765,000	1,767,557
JPMorgan Chase & Co.
Fixed until 04/01/2030 (E), 6.50% (D)	3,000,000	3,046,029
		13,726,787
Building Products - 1.2%
Builders FirstSource, Inc.
6.38%, 03/01/2034 (C)	3,800,000	3,728,722
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/2028 (C)	3,765,000	3,741,636
Quikrete Holdings, Inc.
6.38%, 03/01/2032 (C)	3,450,000	3,492,104
		10,962,462
Commercial Services & Supplies - 5.7%
Amsted Industries, Inc.
6.38%, 03/15/2033 (C)	3,000,000	3,025,668
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/2027 (C)	2,457,000	2,456,274
Brink's Co.
6.75%, 06/15/2032 (C)	4,146,000	4,222,043
Cimpress PLC
7.38%, 09/15/2032 (C)	1,800,000	1,805,171
CoreCivic, Inc.
8.25%, 04/15/2029	2,750,000	2,855,003
Deluxe Corp.
8.00%, 06/01/2029 (C)	5,000,000	5,041,945
GEO Group, Inc.
8.63%, 04/15/2029	3,700,000	3,857,224
Herc Holdings, Inc.
7.00%, 06/15/2030 (C)	2,000,000	2,062,538
7.25%, 06/15/2033 (C)	2,300,000	2,373,280
ION Platform Finance U.S., Inc.
7.88%, 09/30/2032 (C)	2,000,000	1,584,026
PROG Holdings, Inc.
6.00%, 11/15/2029 (C)	3,650,000	3,567,875
Service Corp. International
7.50%, 04/01/2027	2,500,000	2,537,150
Synergy Infrastructure Holdings LLC
7.00%, 07/15/2034 (C)	2,650,000	2,673,339
United Rentals North America, Inc.
6.00%, 12/15/2029 (C)	6,150,000	6,215,430
Upbound Group, Inc.
6.38%, 02/15/2029 (C)	2,900,000	2,878,373
WEX, Inc.
6.50%, 03/15/2033 (C)	3,000,000	2,980,839
		50,136,178
Transamerica Funds

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment - 0.7%
WULF Compute LLC
7.75%, 10/15/2030 (C)	$ 2,900,000	$ 3,013,004
Yondr JK 1 LLC
6.88%, 06/30/2031 (C)	3,100,000	2,952,482
		5,965,486
Construction & Engineering - 1.4%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
6.25%, 09/15/2027 (C)	1,300,000	1,299,813
Brundage-Bone Concrete Pumping Holdings, Inc.
7.50%, 02/01/2032 (C)	3,800,000	3,894,225
Forestar Group, Inc.
5.00%, 03/01/2028 (C)	5,000,000	4,963,368
M/I Homes, Inc.
4.95%, 02/01/2028	2,235,000	2,214,831
		12,372,237
Consumer Staples Distribution & Retail - 1.9%
Advance Auto Parts, Inc.
7.00%, 08/01/2030 (C)	2,200,000	2,254,197
7.38%, 08/01/2033 (C)	1,500,000	1,548,195
Bath & Body Works, Inc.
6.63%, 10/01/2030 (C)	2,450,000	2,489,607
BlueLinx Holdings, Inc.
6.00%, 11/15/2029 (C)	1,150,000	1,134,097
Dillard's, Inc.
7.00%, 12/01/2028	230,000	236,159
FirstCash, Inc.
6.13%, 05/01/2034 (C)	2,800,000	2,760,223
Macy's Retail Holdings LLC
6.70%, 07/15/2034 (C)	3,000,000	2,894,825
7.38%, 08/01/2033 (C)	1,700,000	1,769,004
Michaels Cos., Inc.
8.50%, 03/15/2033 (C)	1,500,000	1,485,939
		16,572,246
Containers & Packaging - 0.2%
Graphic Packaging International LLC
6.38%, 07/15/2032 (B)(C)	2,000,000	1,996,780
Diversified REITs - 0.1%
Rithm Capital Corp.
8.00%, 07/15/2030 (C)	1,050,000	1,050,060
Electric Utilities - 0.9%
Dominion Energy, Inc.
Fixed until 02/15/2035, 6.63% (D), 05/15/2055	1,000,000	1,007,507
Southern Co.
Fixed until 12/15/2034, 6.38% (D), 03/15/2055	3,000,000	3,037,401
Talen Energy Supply LLC
6.38%, 05/01/2033 (C)	1,600,000	1,575,689
Vistra Operations Co. LLC
6.95%, 10/15/2033 (C)	2,500,000	2,660,218
		8,280,815
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electrical Equipment - 0.6%
Energizer Holdings, Inc.
6.00%, 09/15/2033 (B)(C)	$ 3,700,000	$ 3,506,102
WESCO Distribution, Inc.
6.63%, 03/15/2032 (C)	2,000,000	2,040,458
		5,546,560
Energy Equipment & Services - 0.2%
Oceaneering International, Inc.
6.88%, 07/15/2034 (C)	1,650,000	1,688,302
Financial Services - 3.8%
Ally Financial, Inc.
Fixed until 05/15/2028 (E), 4.70% (B)(D)	2,250,000	2,173,978
Burford Capital Global Finance LLC
9.25%, 07/01/2031 (C)	2,750,000	2,680,874
Citadel LP
6.38%, 01/23/2032 (C)	4,750,000	4,897,023
EZCORP, Inc.
7.38%, 04/01/2032 (C)	3,850,000	4,025,048
ILFC E-Capital Trust I
6.48% (D), 12/21/2065 (C)	3,400,000	2,868,684
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.63%, 10/15/2031 (C)	3,500,000	3,437,572
Osaic Holdings, Inc.
6.75%, 08/01/2032 (C)	2,250,000	2,258,045
Rocket Cos., Inc.
6.13%, 08/01/2031 (C)	2,000,000	2,009,114
6.38%, 08/01/2033 (C)	2,500,000	2,514,856
StoneX Group, Inc.
7.88%, 03/01/2031 (C)	4,175,000	4,348,321
WS Escrow LLC
7.75%, 06/01/2033 (C)	2,700,000	2,793,574
		34,007,089
Food Products - 0.9%
Post Holdings, Inc.
6.38%, 03/01/2033 (C)	4,000,000	3,939,228
U.S. Foods, Inc.
6.88%, 09/15/2028 (C)	2,300,000	2,346,145
United Natural Foods, Inc.
6.75%, 10/15/2028 (C)	2,013,000	2,013,000
		8,298,373
Health Care Providers & Services - 1.7%
DaVita, Inc.
6.88%, 09/01/2032 (C)	5,175,000	5,318,151
Global Medical Response, Inc.
7.38%, 10/01/2032 (C)	4,350,000	4,426,653
Horizon Mutual Holdings, Inc.
6.20%, 11/15/2034 (C)	3,207,000	3,027,713
Select Medical Corp.
6.25%, 12/01/2032 (B)(C)	2,000,000	1,921,024
		14,693,541
Transamerica Funds

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 2.7%
Hilton Domestic Operating Co., Inc.
5.88%, 03/15/2033 (C)	$ 1,500,000	$ 1,499,571
Light & Wonder International, Inc.
6.25%, 10/01/2033 (C)	1,500,000	1,473,750
7.50%, 09/01/2031 (C)	4,500,000	4,635,274
Lindblad Expeditions LLC
7.00%, 09/15/2030 (C)	3,850,000	3,963,352
Live Nation Entertainment, Inc.
6.50%, 05/15/2027 (C)	4,388,000	4,390,067
Marriott Ownership Resorts, Inc.
4.75%, 01/15/2028	2,950,000	2,912,173
Viking Cruises Ltd.
9.13%, 07/15/2031 (C)	2,509,000	2,627,002
VOC Escrow Ltd.
5.00%, 02/15/2028 (C)	2,516,000	2,508,189
		24,009,378
Household Durables - 0.1%
Central Garden & Pet Co.
5.13%, 02/01/2028	1,141,000	1,139,862
Insurance - 0.2%
Kuvare U.S. Holdings, Inc.
Fixed until 11/01/2026, 10.47% (D), 02/17/2051 (C)	1,500,000	1,501,521
Internet & Catalog Retail - 1.0%
Gen Digital, Inc.
6.25%, 04/01/2033 (C)	3,375,000	3,322,349
Match Group Holdings II LLC
6.13%, 09/15/2033 (C)	3,850,000	3,748,526
Wayfair LLC
6.75%, 11/15/2032 (C)	2,000,000	2,036,020
		9,106,895
IT Services - 1.0%
Dell International LLC/EMC Corp.
8.10%, 07/15/2036	1,080,000	1,252,064
Leidos, Inc.
7.13%, 07/01/2032	1,800,000	1,917,582
NCR Atleos Corp.
9.50%, 04/01/2029 (C)	3,225,000	3,420,258
Science Applications International Corp.
5.88%, 11/01/2033 (C)	2,500,000	2,447,000
		9,036,904
Machinery - 0.8%
Regal Rexnord Corp.
6.30%, 02/15/2030	2,549,000	2,635,292
6.40%, 04/15/2033	1,900,000	1,981,259
Solaris Energy Infrastructure LLC
6.38%, 05/15/2031 (C)	2,800,000	2,750,499
		7,367,050
Metals & Mining - 1.0%
Carpenter Technology Corp.
5.63%, 03/01/2034 (C)	5,000,000	4,929,360
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Mineral Resources Ltd.
8.50%, 05/01/2030 (C)	$ 2,000,000	$ 2,062,286
Novelis Corp.
6.38%, 08/15/2033 (C)	2,000,000	1,996,345
		8,987,991
Oil, Gas & Consumable Fuels - 3.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 10/15/2033 (C)	2,000,000	1,964,408
Chord Energy Corp.
6.75%, 03/15/2033 (C)	3,000,000	3,055,569
Hess Midstream Operations LP
6.50%, 06/01/2029 (C)	3,375,000	3,432,260
Murphy Oil Corp.
6.00%, 10/01/2032 (B)	6,625,000	6,560,770
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.38%, 02/15/2032 (C)	2,500,000	2,599,715
Permian Resources Operating LLC
5.88%, 07/01/2029 (C)	2,250,000	2,250,843
Summit Midstream Holdings LLC
8.63%, 10/31/2029 (C)	3,325,000	3,453,265
Sunoco LP
6.25%, 07/01/2033 (C)	500,000	501,140
Sunoco LP/Sunoco Finance Corp.
5.88%, 03/15/2028	1,190,000	1,190,307
7.00%, 09/15/2028 (C)	2,850,000	2,899,567
Valero Energy Corp.
8.75%, 06/15/2030	300,000	335,930
		28,243,774
Passenger Airlines - 0.3%
Alaska Airlines, Inc.
6.50%, 06/01/2031 (C)	2,500,000	2,483,840
Personal Care Products - 0.2%
Edgewell Personal Care Co.
5.50%, 06/01/2028 (C)	1,683,000	1,678,215
Pharmaceuticals - 0.7%
1261229 BC Ltd.
10.00%, 04/15/2032 (C)	676,000	691,040
Harrow, Inc.
8.63%, 09/15/2030 (C)	5,000,000	5,069,500
		5,760,540
Software - 0.7%
Concentrix Corp.
6.85%, 08/02/2033 (B)	1,800,000	1,648,906
CoreWeave, Inc.
9.25%, 06/01/2030 (B)(C)	3,550,000	3,317,675
Salesforce, Inc.
4.50%, 03/15/2028	855,000	853,039
		5,819,620
Transamerica Funds

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialized REITs - 0.3%
Iron Mountain, Inc.
6.25%, 01/15/2033 - 01/15/2035 (C)	$ 2,750,000	$ 2,727,710
Technology Hardware, Storage & Peripherals - 0.2%
Zebra Technologies Corp.
6.50%, 06/01/2032 (C)	2,000,000	2,022,546
Transportation Infrastructure - 1.6%
Danaos Corp.
6.88%, 10/15/2032 (C)	2,000,000	2,043,258
FTAI Aviation Investors LLC
7.00%, 06/15/2032 (C)	3,800,000	3,879,891
RXO, Inc.
6.38%, 05/15/2031 (C)	5,000,000	4,989,313
Star Leasing Co. LLC
7.63%, 02/15/2030 (C)	2,000,000	1,946,885
XPO CNW, Inc.
6.70%, 05/01/2034	1,181,000	1,218,648
		14,077,995
Total Corporate Debt Securities (Cost $337,379,897)		336,186,691

	Shares	Value
PREFERRED STOCKS - 3.2%
Banks - 0.7%
Citizens Financial Group, Inc.,
Series H, 7.38% (B)	10,000	258,200
Dime Commercial Bancshares, Inc.,
5.50%	57,045	1,008,555
M&T Bank Corp.,
Series K, 6.35% (A)	100,000	2,389,000
Series L, 6.63% (A)(B)	36,000	892,080
Series J, 7.50% (B)	33,000	862,950
Regions Financial Corp.,
Fixed until 09/15/2029, 6.95% (D)	35,000	886,900
		6,297,685
Capital Markets - 0.1%
Morgan Stanley,
Series P, 6.50% (B)	50,000	1,259,000
Consumer Finance - 0.4%
Synchrony Financial,
Series B, Fixed until 05/15/2029, 8.25% (D)	142,000	3,680,640
Electric Utilities - 0.7%
NextEra Energy Capital Holdings, Inc.,
Series U, 6.50%	69,000	1,669,800
SCE Trust VIII,
Series N, 6.95% (B)	75,000	1,734,000
	Shares	Value
PREFERRED STOCKS (continued)
Electric Utilities (continued)
Southern Co.,
6.50%	100,000	$ 2,525,000
		5,928,800
Financial Services - 0.2%
NewtekOne, Inc.,
Series B, Fixed until 10/01/2030, 8.50% (D)	60,000	1,495,800
Insurance - 0.3%
Allstate Corp.,
Series J, 7.38%	73,000	1,892,160
Enstar Group Ltd.,
Series E, 7.00%	50,000	1,025,000
		2,917,160
Mortgage Real Estate Investment Trusts - 0.5%
Adamas Trust, Inc.,
Series F, Fixed until 10/15/2026, 6.88% (D)	70,000	1,710,800
AGNC Investment Corp.,
Series E, 3-Month Term SOFR + 5.25%, 9.01% (B)(D)	49,300	1,258,136
Annaly Capital Management, Inc.,
Series F, 3-Month Term SOFR + 5.25%, 9.01% (B)(D)	40,784	1,053,451
		4,022,387
Trading Companies & Distributors - 0.2%
Triton International Ltd.,
Series E, 5.75%	100,000	1,880,000
Wireless Telecommunication Services - 0.1%
Array Digital Infrastructure, Inc.,
5.50%	56,025	927,774
Total Preferred Stocks (Cost $29,951,806)		28,409,246
OTHER INVESTMENT COMPANY - 2.5%
Securities Lending Collateral - 2.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.64% (F)	21,979,755	21,979,755
Total Other Investment Company (Cost $21,979,755)		21,979,755
Total Investments (Cost $710,704,921)		894,163,955
Net Other Assets (Liabilities) - (0.8)%		(7,388,375)
Net Assets - 100.0%		$ 886,775,580
Transamerica Funds

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$507,588,263	$—	$—	$507,588,263
Corporate Debt Securities	—	336,186,691	—	336,186,691
Preferred Stocks	27,384,246	1,025,000	—	28,409,246
Other Investment Company	21,979,755	—	—	21,979,755
Total Investments	$556,952,264	$337,211,691	$—	$894,163,955
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $27,390,864, collateralized by cash collateral of $21,979,755 and non-cash collateral, such as U.S. government securities of $6,043,000. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the total value of 144A securities is $275,694,819, representing 31.1% of the
Fund's net assets.

(D)
Floating or variable rate security. The rate disclosed is as of July 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(E)	Perpetual maturity. The date displayed is the next call date.
(F)	Rate disclosed reflects the yield at July 31, 2026.
(G)
There were no transfers in or out of Level 3 during the period ended July 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Transamerica Funds

Transamerica Multi-Asset Income

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Multi-Asset Income (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of
Transamerica Funds

Transamerica Multi-Asset Income

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds